Other assets-Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Other assets-Other:
Securities received as collateral	¥ 319,939	¥ 301,072
Goodwill and other intangible assets	104,285	99,455
Deferred tax assets	20,255	16,135
Investments in equity securities for other than operating purposes	200,028	192,819
Prepaid expenses	17,230	14,561
Other	281,455	284,092
Total, Other assets-Other	943,192	908,134
Other liabilities:
Obligation to return securities received as collateral	319,939	301,072
Accrued income taxes	28,135	34,181
Other accrued expenses and provisions	366,829	448,423
Other	162,943	166,858
Total, Other liabilities	¥ 877,846	¥ 950,534